Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Tax Liabilities [Abstract]
Summary of Tax Liabilities

The tax liabilities breakdown is as follows:

	2022	2021
Income tax payable	6,047	1,940
Other tax liabilities	5,648	11,186
Income tax perception	2,792	7,490
Digital services withholding VAT	2,555	2,796
Other Taxes	301	900
Total Tax Liabilities	11,695	13,126